Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 2,783,215	¥ 1,963,691
Carrying amounts, Assets	29,947	5,269
Carrying amounts, Liabilities	266,699	91,422
Change in value used for calculating hedge ineffectiveness	(191,493)	(94,786)
Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	129,090	91,401
Carrying amounts, Liabilities	129,090	91,401
Change in value used for calculating hedge ineffectiveness	¥ (11,846)	¥ (1,419)